STOCK OPTIONS AND WARRANTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning	8,312,306	5,812,306
Grants	9,670,216	2,500,000
Forfeited	(149,166)
Outstanding at the end	17,833,356	8,312,306	5,812,306
Exercisable	11,298,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at the beginning	$ 0.76	$ 0.70
Grants	1.29	0.89
Forfeited	1.10
Outstanding at the end	1.04	$ 0.76	$ 0.70
Exercisable	$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at the beginning			8 years 7 months 28 days
Grants	9 years 4 months 2 days	9 years 11 months 15 days
Outstanding at the end	8 years 3 months 18 days	8 years 3 months 10 days
Exercisable	7 years 9 months 25 days
Outstanding at the beginning	$ 14,079,265	$ 10,179,515
Grants	11,399,074	3,899,750
Outstanding at the end	25,478,339	$ 14,079,265	$ 10,179,515
Exercisable at the end	$ 17,587,909